United States
Securities and Exchange Commission
Washington, DC  20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	UBS AG, New York Branch
Address:	10 E. 50th Street
		New York, New York	10022
13F File Number:  28-7344

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:	Alan L. Griffin
Title:	Executive Director
Phone:	(212) 574-3847
Signature, Place, and Date of Signing:

/s/ Alan L. Griffin,    New York, New York  May 14, 1999

Report Type  (Check only one.):

[     ]   13F Holdings Report.
[     ]   13F Notice
[ X ]    13F Combination Report.

List of Other Managers Reporting for this Manager:

	Form 13F File Number		Name

	28-7346 					Warburg Dillon Read LLC


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
























 MARKET

INVESTMT

 VOTING

ISSUER
ISSUE
CUSIP
 VALUE
 QUANTITY
DISCRE
TN
MANAGER
AUTHORITY








ABBOTT LABS
COM
002824100
9,952
212,600
SOLE
N/A
NONE
AEGON NV
SH ADR
007924103
763
8,490
SOLE
N/A
NONE
AETNA INC
COM
008117103
7,645
92,109
SOLE
N/A
NONE
ALBERTSONS INC
COM
013104104
959
17,615
SOLE
N/A
NONE
ALLIANCE CAPITAL MGMT LP
UNIT LP
PARTN
018548107
1,224
48,340
SOLE
N/A
NONE
ALLSTATE CORP.
COM
020002101
467
12,600
SOLE
N/A
NONE
AMERICAN GEN CORP
COM
026351106
1,199
17,010
SOLE
N/A
NONE
AMERICAN HOME PRODS CORP
COM
026609107
9,337
143,090
SOLE
N/A
NONE
AMERITECH CORP
COM
030954101
792
13,740
SOLE
N/A
NONE
AON CORP
COM
037389103
13,350
211,062
SOLE
N/A
NONE
AUTOMATIC DATA PROCESSG
COM
053015103
18,222
440,423
SOLE
N/A
NONE
BANK OF AMERICA CORP
COM
060505104
690
9,768
SOLE
N/A
NONE
BANKBOSTON CORP
COM
06605R106
1,251
28,873
SOLE
N/A
NONE
BARD C R INC.
COM
067383109
3,228
64,000
SOLE
N/A
NONE
BAXTER INTERNATIONAL INC
COM
071813109
17,166
260,085
SOLE
N/A
NONE
BESTFOODS
COM
08658U101
5,684
120,938
SOLE
N/A
NONE
BIOTRANSPLANT INC
COM
09066Y107
175
80,000
SOLE
N/A
NONE
BP AMOCO PLC
SPONSOR
ED ADR
055622104
1,523
15,082
SOLE
N/A
NONE
BRISTOL MYERS SQUIBB CO
COM
110122108
14,173
221,020
SOLE
N/A
NONE
BUCKEYE PARTNERS - LP
UNIT
LTD
PARTN
118230101
692
25,400
SOLE
N/A
NONE
BURLINGTON NORTHERN
COM
12189T104
17,429
530,169
SOLE
N/A
NONE
CARDINAL HEALTH INC
COM
14149Y108
223
3,384
SOLE
N/A
NONE
CHASE MANHATTAN CORP NEW
COM
16161A108
250
3,072
SOLE
N/A
NONE
CHEVRON CORP
COM
166751107
876
9,874
SOLE
N/A
NONE
CIGNA CORP
COM
125509109
12,470
148,785
SOLE
N/A
NONE
CIRCUIT CITY STORES INC
COM
172737108
212
2,766
SOLE
N/A
NONE
CISCO SYSTEMS
COM
17275R102
3,615
33,000
SOLE
N/A
NONE
COCA COLA CO
COM
191216100
2,173
35,400
SOLE
N/A
NONE
COMERICA INC.
COM
200340107
3,272
52,400
SOLE
N/A
NONE
COOPER INDUSTRIES
COM
216669101
1,948
45,690
SOLE
N/A
NONE
CORNING INC
COM
219350105
577
9,617
SOLE
N/A
NONE
CRESCENT REAL ESTATE EQ
COM
225756105
329
15,280
SOLE
N/A
NONE
CROWN AMERICA REALTY TRUST
SH BEN
INT
228186102
72
11,000
SOLE
N/A
NONE
CROWN CORK & SEAL INC
COM
228255105
2,146
75,120
SOLE
N/A
NONE
DONNELLEY R R & SONS CO
COM
257867101
1,545
48,000
SOLE
N/A
NONE
DOW CHEM CO
COM
260543103
662
7,100
SOLE
N/A
NONE
DU PONT E I DE NEMOURS &
CO
COM
263534109
487
8,394
SOLE
N/A
NONE
DUN & BRADSTREET CORP
COM
26483B106
485
13,600
SOLE
N/A
NONE
EASTMAN KODAK CO
COM
277461109
669
10,470
SOLE
N/A
NONE
ELECTRONIC DATA SYSTEMS
COM
285661104
12,300
252,630
SOLE
N/A
NONE
EMERSON ELEC CO
COM
291011104
2,737
51,700
SOLE
N/A
NONE
ENRON CORP
COM
293561106
10,031
156,125
SOLE
N/A
NONE
EXXON CORP
COM
302290101
5,412
76,694
SOLE
N/A
NONE
FDX CORPORATION
COM
31304N107
17,848
191,914
SOLE
N/A
NONE
FEDERAL HOME LN MTG CORP
COM
313400301
504
8,800
SOLE
N/A
NONE
FIRST DATA CORPORATION
COM
319963104
14,126
330,431
SOLE
N/A
NONE
FIRST UNION CORP.
COM
337358105
1,450
27,140
SOLE
N/A
NONE
FLEET FINANCIAL GROUP INC.
COM
338915101
5,855
155,628
SOLE
N/A
NONE
FORTUNE BRANDS INC.
COM
349631101
316
8,200
SOLE
N/A
NONE
GANNETT INCORPORATED
COM
364730101
272
4,313
SOLE
N/A
NONE
GENERAL ELECTRIC CORP
COM
369604103
19,241
173,928
SOLE
N/A
NONE
GENERAL MILLS INCORPORATED
COM
370334104
3,631
48,050
SOLE
N/A
NONE
GOODYEAR TIRE & RUBBER CO
COM
382550101
1,031
20,697
SOLE
N/A
NONE
GTE CORP
COM
362320103
1,362
22,520
SOLE
N/A
NONE
HEALTH CARE PROPERTY
INVESTORS INC
COM
421915109
403
14,000
SOLE
N/A
NONE
HEALTHSOUTH CORP
COM
421924101
187
18,000
SOLE
N/A
NONE
HEINZ H J CO
COM
423074103
3,015
63,650
SOLE
N/A
NONE
HERSHEY FOODS CORP
COM
427866108
701
12,500
SOLE
N/A
NONE
HONG KONG TELECOMMUN LTD
SPONSOR
ED ADR
438579203
514
26,297
SOLE
N/A
NONE
HOUSEHOLD INTL INC
COM
441815107
4,397
96,380
SOLE
N/A
NONE
HRPT PROPERTIES TRUST INT
COM BEN
INT
40426W101
209
15,500
SOLE
N/A
NONE
IMS HEALTH INC
COM
449934108
901
27,200
SOLE
N/A
NONE
INTELIDATA TECH CORP
COM
45814T107
22
18,100
SOLE
N/A
NONE
INTL FLAVORS & FRAGRANCES
COM
459506101
461
12,270
SOLE
N/A
NONE
INVESCO GLOBAL HEALTH SCI
COM
46128N109
427
22,262
SOLE
N/A
NONE
JOHNSON & JOHNSON
COM
478160104
1,653
17,674
SOLE
N/A
NONE
KIMBERLY CLARK CORP
COM
494368103
15,250
318,121
SOLE
N/A
NONE
KIMCO REALTY CORP
COM
49446R109
479
13,000
SOLE
N/A
NONE
LAKEHEAD PIPELINE
COM
UNIT-CL
A
511557100
581
12,900
SOLE
N/A
NONE
LILLY (ELI) & CO
COM
532457108
7,339
86,471
SOLE
N/A
NONE
LOCKHEED MARTIN CORP
COM
539830109
17,207
455,807
SOLE
N/A
NONE
LUCENT TECHNOLOGIES INC
COM
549463107
9,621
89,085
SOLE
N/A
NONE
MARSH & MCLENNAN COS INC
COM
571748102
1,548
20,850
SOLE
N/A
NONE
MASCO CORP.
COM
574599106
8,494
300,665
SOLE
N/A
NONE
MATTEL INC
COM
577081102
745
29,880
SOLE
N/A
NONE
MAY DEPT STORES CO
COM
577778103
467
11,940
SOLE
N/A
NONE
McGRAW HILL COMPANIES INC.
COM
580645109
959
17,600
SOLE
N/A
NONE
MCI WORLDCOM INC.
COM
55268B106
2,492
28,139
SOLE
N/A
NONE
MELLON BK CORP
COM
585509102
2,360
33,528
SOLE
N/A
NONE
MERCK & CO INC
COM
589331107
12,358
154,232
SOLE
N/A
NONE
MINNESOTA MNG & MFG CO
COM
604059105
418
5,911
SOLE
N/A
NONE
MORGAN J P & CO INC
COM
616880100
1,871
15,163
SOLE
N/A
NONE
MOTOROLA INC
COM
620076109
2,484
33,916
SOLE
N/A
NONE
NATIONWIDE HEALTH
PROPERTIES
COM
638620104
422
22,200
SOLE
N/A
NONE
NEW YORK TIMES CO - CLASS
A
CLA A
650111107
1,489
52,248
SOLE
N/A
NONE
NORFOLK SOUTHERN CORP
COM
655844108
1,984
75,238
SOLE
N/A
NONE
PENNEY (J.C) CO
COM
708160106
536
13,230
SOLE
N/A
NONE
PEPSICO INC
COM
713448108
1,263
32,240
SOLE
N/A
NONE
PHARMACIA & UPJOHN INC
COM
716941109
1,391
22,295
SOLE
N/A
NONE
PHILIP MORRIS COS INC
COM
718154107
20,513
582,960
SOLE
N/A
NONE
PITNEY BOWES INC.
COM
724479100
1,377
21,600
SOLE
N/A
NONE
PRAXAIR INC
COM
74005P104
2,628
72,864
SOLE
N/A
NONE
PROCTER & GAMBLE CO
COM
742718109
903
9,224
SOLE
N/A
NONE
PROLOGIS TRUST
SH BEN
INT
743410102
296
14,460
SOLE
N/A
NONE
QUAKER OATS CO
COM
747402105
3,088
49,600
SOLE
N/A
NONE
RALSTON-RALSTON PURINA
GROUP
COM
RAL-PUR
GP
751277302
2,050
76,800
SOLE
N/A
NONE
RAYTHEON CO. CLASS B
CL B
755111408
16,392
279,604
SOLE
N/A
NONE
REYNOLDS METALS CO
COM
761763101
504
10,440
SOLE
N/A
NONE
SARA LEE CORP
COM
803111103
3,954
159,752
SOLE
N/A
NONE
SBC COMMUNICATIONS INC.
COM
78387G103
3,342
70,828
SOLE
N/A
NONE
SCHERING PLOUGH CORP
COM
806605101
18,680
338,103
SOLE
N/A
NONE
SEARS ROEBUCK & CO
COM
812387108
4,675
103,448
SOLE
N/A
NONE
SIMON PROPERTY GROUP INC
COM
828806109
385
14,040
SOLE
N/A
NONE
STARWOOD HOTELS & RESORTS
WW INC
PAIRED
CTF
85590A203
623
21,820
SOLE
N/A
NONE
SYSCO CORP
COM
871829107
1,328
50,476
SOLE
N/A
NONE
TELEFONICA DE ESPANA S A
ADR
SPONSOR
ED ADR
879382208
860
6,732
SOLE
N/A
NONE
TEXACO INC
COM
881694103
674
11,880
SOLE
N/A
NONE
TRANSKARYOTIC THERAPIES
INC
COM
893735100
2,086
65,710
SOLE
N/A
NONE
UNION CAMP CORP
COM
905530101
877
13,070
SOLE
N/A
NONE
UNOCAL CORP
COM
915289102
8,824
239,306
SOLE
N/A
NONE
US BANCORP (DELAWARE)
COM
902973106
6,504
190,931
SOLE
N/A
NONE
WARNER LAMBERT CO
COM
934488107
258
3,900
SOLE
N/A
NONE
WELLS FARGO & CO (NEW)
COM
949746101
17,265
492,412
SOLE
N/A
NONE
WEYERHAEUSER CO
COM
962166104
1,364
24,576
SOLE
N/A
NONE
WILMINGTON TRUST
CORPORATION
COM
971807102
617
10,800
SOLE
N/A
NONE
XEROX CORP
COM
984121103
17,950
344,368
SOLE
N/A
NONE
 TOTAL


496,713
10,102,332




Report Summary

Number of Other Included Managers: 1

Form 13F Information Table Entry Total:  116

Form 13F Information Table Value Total:  496,713


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

	No.		Form 13F File Number 		Name

	1         28-7336					Warburg Dillon Read LLC